PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31,
	2025	2024
Computers, software, patents and electronic equipment	$23,509	$20,912
Office furniture and equipment	11,888	9,804
Leasehold improvements	33,855	22,000
Capitalized software development costs	22,735	17,629
Capital leases	—	254
Property and equipment, gross	91,987	70,599
Less accumulated depreciation and amortization	(38,099)	(29,023)
Property and equipment, net	$53,888	$41,576